Vessel Operating Costs (Tables)	12 Months Ended
Dec. 31, 2024
Vessel Operating Costs
Schedule of vessel operating costs

	For the year ended
	December 31,
	2022	2023	2024
Crew costs	40,019	35,576	35,590
Technical maintenance expenses	16,030	17,591	19,504
Other operating expenses	16,314	14,586	14,637
Total	72,363	67,753	69,731